Deferred tax	12 Months Ended
Dec. 31, 2025
Deferred tax
Deferred tax

13.  Deferred tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2023	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Credited to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)
(Charged)/credited to the income statement (note 7)	(6)	5	(1)
(Charged)/credited to other comprehensive income	(3)	2	(1)
Exchange	(6)	5	(1)
At December 31, 2024	268	(345)	(77)
(Charged)/credited to the income statement (note 7)	(8)	39	31
Charged to other comprehensive income	(4)	(5)	(9)
Exchange	11	(11)	—
At December 31, 2025	267	(322)	(55)

The components of deferred tax assets and liabilities are as follows:

	At December 31,
	2025	2024
	$’m	$’m
Tax losses	66	53
Employee benefit obligations	16	19
Depreciation timing differences (including leases)	120	123
Provisions	34	29
Other	31	44
	267	268
Available for offset	(205)	(204)
Deferred tax assets	62	64
Intangible assets	(74)	(85)
Accelerated depreciation and other fair value adjustments (including leases)	(227)	(246)
Other	(21)	(14)
	(322)	(345)
Available for offset	205	204
Deferred tax liabilities	(117)	(141)

The tax credit/(charge) recognized in the consolidated income statement is analyzed as follows:

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Tax losses	9	16	14
Employee benefit obligations	(1)	(1)	3
Depreciation timing differences (including leases)	(7)	(21)	26
Provisions	4	—	(3)
Other deferred tax assets	(13)	—	20
Intangible assets	15	14	10
Accelerated depreciation and other fair value adjustments (including leases)	24	(8)	(49)
Other deferred tax liabilities	—	(1)	3
	31	(1)	24

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts.

The Group did not recognize deferred tax assets of $1.2 billion (2024: $675 million, 2023: $155 million) in respect of tax losses amounting to $5.1 billion (2024: $2.9 billion, 2023: $729 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization. These losses include $36 million losses which do not expire, $159 million which expire between 2029 and 2032, and $4.9 billion which expire between 2038 and 2041 under current tax legislation.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the

Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.